2. Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Gross Value of property plant and equipment	$ 2,440	$ 2,432
Less: accumulated depreciation and amortization	(2,122)	(1,845)
Total property and equipment, net	318	587
Equipment
Gross Value of property plant and equipment	1,377	1,391
Software
Gross Value of property plant and equipment	740	737
Furniture and fixtures
Gross Value of property plant and equipment	124	124
Leasehold improvements
Gross Value of property plant and equipment	$ 199	$ 180